Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
6.    Related Party and Party-In-Interest Transactions
Certain Plan investments represent Employer securities. Transactions involving these investments are considered related party and party-in-interest transactions. These transactions are not, however, considered prohibited transactions under 29 CFR 408(b) of the ERISA regulations.
A portion of the Plan's assets are invested in common stock of the Company. Although these transactions qualify as related party and party-in-interest transactions, they are exempt from the prohibited transaction rule under 407(b) of the ERISA regulations.
Notes receivable from participants also qualify as party-in-interest transactions but are exempt from the prohibited transaction rules of ERISA.
Certain Plan investments are in shares of common trust funds and mutual funds managed by T. Rowe Price. T. Rowe Price is the trustee defined by the Plan, and therefore, these purchases and sales qualify as party-in-interest transactions.
Fees paid by the Plan for investment management and record keeping are included as a reduction of the return earned by each fund.